Stock Options	12 Months Ended
Oct. 31, 2022
Stock Options
Stock Options

17.	Stock Options

The following table summarizes the stock option movements for the years ended October 31, 2022, October 31, 2021, and October 31, 2020:

	Number	Exercise price (CAD$)
Balance - October 31, 2019	650,000	0.44
Granted to employees	3,575,000	0.15
Forfeitures by service provider	(150,000)	0.44
Forfeitures by employees	(355,000)	0.15
Balance - October 31, 2020	3,720,000	0.19
Granted to employees	3,085,000	0.20
Forfeitures by service providers	(65,000)	0.15
Forfeitures by employees	(965,000)	0.15
Forfeitures by employees	(10,000)	0.22
Balance – October 31, 2021	5,765,000	0.20
Granted to employees	605,000	0.15
Forfeitures by service provider	(500,000)	0.44
Forfeitures by employees	(960,000)	0.15
Balance – October 31, 2022	4,910,000	0.18

17.1	During the year ended October 31, 2022, 605,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2022, was approximately $23,260 (CAD$29,924) which was estimated at the grant dates based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	2.2%

○	Expected life	4 years

○	Expected volatility	86%

The vesting terms of options granted during the year ended October 31, 2022, are set out in the table below:

Number granted	Vesting terms
300,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
100,000	Fully vested on grant date
205,000	Vest on one year anniversary of grant date
605,000

17.2	During the year ended October 31, 2021, 3,085,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2021, was approximately $272,918 (CAD$343,034) which was estimated at the grant dates based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.55%

○	Expected life	4.0 years

○	Expected volatility	98%

17.3	During the year ended October 31, 2020, the Company granted options to purchase 3,575,000 common shares of the Company to employees. Each option allows the holder to purchase one common share of the Company at a price of CAD$0.15 at any time until July 9, 2024.

The fair value of the options granted was CAD$432,922. The value of the options of vested during the year ended October 31, 2020, was $240,079, which was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.25%

○	Expected life	4.0 years

○	Expected volatility	131%

At October 31, 2022 the following Stock Options were issued and outstanding:

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	1,990,000	1,847,500	1.7	July 2024
0.15	200,000	200,000	2.1	November 2024
0.28	1,075,000	750,000	2.5	April 2025
0.16	1,150,000	1,075,000	2.6	May 2025
0.15	85,000	75,000	3.0	November 2025
0.15	410,000	10,000	3.5	April 2026
0.18	4,910,000	3,957,500	2.5